UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: October 31, 2023

Item 1.	Reports to Stockholders.

(a)     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund The Rice Hall James Funds

Annual Report	October 31, 2023

RICE HALL JAMES SMALL CAP PORTFOLIO

RICE HALL JAMES MICRO CAP PORTFOLIO

Investment Adviser:

Rice Hall James & Associates, LLC

The Advisors’ Inner Circle Fund	RHJ FUNDS
October 31, 2023

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at https://www.sec.gov.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023 (Unaudited)

SHAREHOLDERS’ LETTER

RHJ Funds Annual Report

As of October 31, 2023

In Fiscal 2023, stocks were either resilient or chaotic, depending on your vantage point. The result was a huge disparity in returns.

During the period, the S&P 500 Index climbed +10.14% while the Russell 2000 Index declined -8.56%. The large discrepancy, however, was misleading in that Large Cap performance was skewed by a small number of Mega Cap Growth stocks that had a disproportionate weighting in the index. The best evidence of the inconsistency is seen in the gap between the traditional market capitalization weighted S&P 500 (+10.14%) and an equal-weighted index of the same stocks (-0.72%). The Nasdaq Composite was the big winner in the year, returning +16.92% for the same reason.

After a harrowing 2022 for stocks, the new year began with a tepid, but broad-based rally. The early gains were driven by increasing signs that monetary policy was gaining traction, which rekindled hopes that the economy was at (or near) the peak of inflationary pressures and the top of the interest rate tightening cycle. The optimism, however, did not last for long.

In early March, shares of Silicon Valley Bank plummeted after the firm sold assets to stem a decline in deposits. Two days later, regulators shut down the institution, marking the largest bank failure since the 2008 collapse of Washington Mutual. Not surprisingly, stocks plunged as inflationary fears transitioned to contagion fears, and investors fretted about the composition of bank deposits, the returns from bank bond portfolios, and the implications for lending in the economy going forward.

Although the specter of a spiraling financial crisis was shockingly short-lived, it had a profound impact on the future direction of equity markets in two unexpected ways.

First, the banking shock prompted a sharp investor rotation out of Financials and into Mega Cap Information Technology. This reestablished these stocks as a “safe haven” in anxious markets, and provided a ballast of strength for the S&P 500 (and Nasdaq) that was not there for the other major indices. This narrow market focus was furthered by an exceptional earnings report and outlook from NVIDIA Corp. (NVDA), which romanticized the enormous commercial potential for Generative Artificial Intelligence (AI). The resulting AI fervor expanded the divide between the perceived Mega Cap Tech beneficiaries …and “everyone else” …in an increasingly challenged economy.

At the same time, the crisis also upended investor expectations for the Federal Reserve’s future rate path, which led to a sudden and steep decline in U.S. Treasury

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023 (Unaudited)

Bond yields. In one week, the 2-year yield, which is particularly sensitive to changes in the federal funds rate, declined 109 basis points while the 10-year yield fell 49 basis points. The surprise was that the lower bond yields sowed the seeds for the next big equity surge. The stock market has taken its cues from the bond market ever since.

From the March lows, stocks rallied carefully and then sharply through July with the S&P 500 gaining +19.02%. The move coincided with an increase in bond yields back to pre-crisis levels. This was seen at the time as an indication of financial stability and improving growth prospects. The situation, however, became less tenuous as yields continued to climb well above the March highs, reflecting reemerging inflationary pressures as well as new concerns about the bond market’s ability to digest the heavy issuance stemming from an excessive budget deficit. The result was an 8.61% decline for the S&P 500 in the last four months of the year. The Russell 2000 gained less than the S&P on the way up, and declined more on the way down, exacerbating the discrepancy in annual performance.

Although the narrative on the economy, interest rates, and geopolitics continues to evolve, we are much more optimistic heading into the new year than we were twelve months ago, and are particularly enthused about the opportunity in Micro and Small Cap stocks going forward. While risk abounds, we believe there is enough evidence of slowing growth and waning inflation to warrant the end of the interest rate tightening cycle, which will eventually pave the way for a cyclical recovery. As a result of the smaller cap underperformance, our investable universe of proven, high-quality, profitable small growth companies trading at reasonable valuations has swelled. We are convinced that a broadening in the market – and a reassessment of return profiles – is long overdue, and that the increase in the number of stocks that meet our rigid quality, growth, and valuation criteria bodes well for our investment process and the broader asset class.

Investment Management Team

The RHJ Funds

November 20, 2023

This represents management’s assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Past performance is not a guarantee of future results. Mutual fund investing involves risk including the possible loss of principal. There are specific risks inherent in small cap investing, such as greater share volatility as compared to other funds that invest in stocks of companies with larger and potentially more stable market capitalizations.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023 (Unaudited)

Definition of Comparative Indices

Nasdaq Composite Index is a stock market index that includes almost all stocks listed on the Nasdaq stock exchange.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Microcap Index is an unmanaged index that consists of the smallest 2,000 securities in the small-cap Russell 2000 Index plus the next 2,000 securities.

Russell Microcap Growth Index measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO October 31, 2023 (Unaudited)

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN* FOR YEAR ENDED OCTOBER 31, 2023

	1 Year	3 Years	5 Years	10 Years	Inception to Date

Rice Hall James Small Cap Portfolio†	-7.66%	5.05%	2.03%	3.59%	7.47%

Russell 2000 Index	-8.56%	3.95%	3.31%	5.63%	7.47%

Russell 2000 Growth Index	-7.63%	-1.83%	2.68%	5.67%	6.16%

†	The Rice Hall James Small Cap Portfolio commenced operations on November 1, 1996.

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends but, unlike a fund’s returns, do not reflect the deduction of any fees or expenses. If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations may change at any given time; they do not constitute, and should not be considered, recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 3.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO October 31, 2023 (Unaudited)

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN* FOR YEAR ENDED OCTOBER 31, 2023

	1 Year	3 Years	5 Years	10 Years	Inception to Date

Rice Hall James Micro Cap Portfolio†	-13.28%	5.85%	2.59%	5.61%	10.09%

Russell Microcap Index	-16.40%	1.83%	1.05%	4.28%	N/A

Russell Microcap Growth Index	-17.95%	-6.95%	-1.69%	2.19%	N/A

†	The Rice Hall James Micro Cap Portfolio commenced operations on July 1, 1994.

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.

N/A Not applicable

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends but, unlike a fund’s returns, do not reflect the deduction of any fees or expenses. If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations may change at any given time; they do not constitute, and should not be considered, recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 3.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO October 31, 2023

SECTOR WEIGHTINGS (Unaudited) †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK†† — 97.7%

	Shares	Value

CONSUMER DISCRETIONARY — 9.8%
Bowlero*	20,500	$206,845
Chuy’s Holdings*	6,400	215,424
Five Below*	1,500	260,970
Fox Factory Holding*	1,400	114,058
Papa John’s International	2,700	175,554
Skyline Champion*	2,500	146,575

		1,119,426

CONSUMER STAPLES — 1.5%
Primo Water	12,800	167,168

ENERGY — 5.2%
Clean Energy Fuels*	36,400	127,036
Denbury*	2,700	240,003
Helix Energy Solutions Group*	23,000	225,400

		592,439

FINANCIALS — 2.7%
Columbia Banking System	8,030	157,950
Live Oak Bancshares	5,400	155,790

		313,740

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO October 31, 2023

COMMON STOCK†† — continued

	Shares	Value

HEALTH CARE — 23.6%
Avid Bioservices*	9,600	$59,040
Azenta*	3,500	159,075
Encompass Health	3,700	231,472
Ensign Group	2,700	260,820
Globus Medical, Cl A*	1,800	82,278
Haemonetics*2	3,500	298,305
Harmony Biosciences Holdings*	4,100	96,514
Lantheus Holdings*	3,200	206,720
NextGen Healthcare*	14,800	354,016
Omnicell*	4,100	145,714
Pacira BioSciences*	3,400	96,084
Prestige Consumer Healthcare*	4,200	249,312
Progyny*	5,100	157,386
STAAR Surgical*	3,700	154,734
Tandem Diabetes Care*	8,100	140,130

		2,691,600

INDUSTRIALS — 26.7%
Albany International, Cl A	3,600	293,796
API Group*	10,100	261,287
Construction Partners, Cl A*	8,900	342,205
GATX	1,800	188,244
Griffon	8,300	331,502
Hillenbrand	2,800	106,484
Hub Group, Cl A*	2,100	144,375
ICF International	2,800	354,844
Kratos Defense & Security Solutions*	11,500	196,075
Tetra Tech	2,000	301,820
V2X*	4,300	219,601
Vicor*	2,898	112,269
WNS Holdings ADR*	3,587	194,846

		3,047,348

INFORMATION TECHNOLOGY — 22.8%
A10 Networks	14,700	159,789
Axcelis Technologies*	1,600	204,000
Fabrinet*	1,700	263,500
IPG Photonics*	2,200	188,980
Model N*	6,613	159,373

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO October 31, 2023

COMMON STOCK†† — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Napco Security Technologies	6,100	$112,057
Power Integrations	2,800	194,124
PowerSchool Holdings, Cl A*	13,000	258,960
Progress Software	5,100	262,038
PROS Holdings*	8,400	261,660
Rambus*	4,800	260,784
Viavi Solutions*	16,400	127,592
Zuora, Cl A*	19,900	147,459

		2,600,316

MATERIALS — 5.4%
Materion	2,100	203,658
Mativ Holdings	8,100	106,110
MP Materials*	6,300	103,320
Osisko Gold Royalties	16,400	200,408

		613,496

TOTAL COMMON STOCK (Cost $10,868,508)		11,145,533

SHORT-TERM INVESTMENT(A) — 2.4%

First American Government Obligations Fund, Cl X , 5.400% (Cost $279,309)	279,309	279,309

TOTAL INVESTMENTS— 100.1% (Cost $11,147,817)		$11,424,842

Percentages are based on Net Assets of $11,410,525.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of October 31, 2023.

ADR	American Depositary Receipt
Cl	Class

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO October 31, 2023

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO October 31, 2023

SECTOR WEIGHTINGS (Unaudited) †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK†† — 94.6%

	Shares	Value

COMMUNICATION SERVICES — 1.5%
Entravision Communications, Cl A	30,400	$108,832
Thryv Holdings*	12,493	217,753

		326,585

CONSUMER DISCRETIONARY — 11.1%
Chuy’s Holdings*	11,338	381,637
Green Brick Partners*	10,646	412,000
Johnson Outdoors, Cl A	5,691	270,607
Lincoln Educational Services*	13,258	113,356
Lindblad Expeditions Holdings*	27,044	168,214
ONE Group Hospitality*	31,720	139,885
Standard Motor Products	9,300	324,849
XPEL*	5,676	262,799
Xponential Fitness, Cl A*	12,436	177,462
Zumiez*	13,627	223,891

		2,474,700

CONSUMER STAPLES — 1.6%
elf Beauty*	3,699	342,638

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO October 31, 2023

COMMON STOCK†† — continued

	Shares	Value

ENERGY — 2.5%
Clean Energy Fuels*	82,718	$288,686
DMC Global*	14,038	266,020

		554,706

FINANCIALS — 4.3%
Federal Agricultural Mortgage, Cl C	3,277	486,831
Live Oak Bancshares	9,006	259,823
Trico Bancshares	6,616	214,028

		960,682

HEALTH CARE — 24.3%
Accuray*	70,578	186,326
AngioDynamics*	31,459	195,046
ANI Pharmaceuticals*	8,200	506,268
Avid Bioservices*	14,900	91,635
Computer Programs & Systems*	13,440	189,369
iRadimed	9,849	401,248
LeMaitre Vascular	8,611	418,322
Mesa Laboratories	2,061	193,383
NextGen Healthcare*	23,204	555,040
Pennant Group*	30,603	332,655
Simulations Plus	10,543	371,852
Surmodics*	8,907	262,400
Tactile Systems Technology*	21,655	236,473
U.S. Physical Therapy	3,584	301,450
UFP Technologies*	4,461	695,559
Utah Medical Products	3,830	304,562
Zimvie*	23,400	165,204

		5,406,792

INDUSTRIALS — 28.1%
AerSale*	18,338	280,388
Alamo Group	2,578	413,254
Allient	9,180	253,368
CBIZ*	7,546	392,090
Construction Partners, Cl A*	11,548	444,021
CRA International	2,714	263,557
Douglas Dynamics	12,014	291,700
Ducommun*	6,851	327,752

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO October 31, 2023

COMMON STOCK†† — continued

	Shares	Value

INDUSTRIALS — continued
Energy Recovery*	18,347	$278,874
Exponent	3,756	275,277
Healthcare Services Group	19,326	183,597
Huron Consulting Group*	4,159	413,238
Karat Packaging	11,200	231,056
Liquidity Services*	22,028	424,479
Montrose Environmental Group*	9,173	212,080
MYR Group*	2,404	278,455
Quest Resource Holding*	40,943	296,837
Shyft Group	9,850	108,153
Sterling Infrastructure*	3,167	230,716
Thermon Group Holdings*	13,112	349,959
Transcat*	3,500	315,070

		6,263,921

INFORMATION TECHNOLOGY — 17.8%
A10 Networks	29,994	326,035
ACM Research, Cl A*	10,100	137,360
Axcelis Technologies*	2,073	264,307
Clearfield*	3,766	90,459
Harmonic*	37,105	400,363
Luna Innovations*	52,960	300,813
MagnaChip Semiconductor*	25,002	184,765
Model N*	12,224	294,598
Napco Security Technologies	13,858	254,572
nLight*	29,292	244,002
Perficient*	4,623	269,013
PROS Holdings*	17,195	535,624
Vishay Precision Group*	10,996	329,000
Zuora, Cl A*	45,372	336,207

		3,967,118

MATERIALS — 3.4%
American Vanguard	21,568	201,877

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO October 31, 2023

COMMON STOCK†† — continued

	Shares	Value

MATERIALS — continued
Haynes International	8,326	$358,226
Mativ	15,440	202,264

		762,367

TOTAL COMMON STOCK (Cost $20,944,594)		21,059,509

SHORT-TERM INVESTMENT(A) — 5.9%

First American Government Obligations Fund, Cl X , 5.400% (Cost $1,320,170)	1,320,170	1,320,170

TOTAL INVESTMENTS— 100.5% (Cost $22,264,764)		$22,379,679

Percentages are based on Net Assets of $22,278,161.

*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of October 31, 2023.

Cl	Class

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Portfolio	Micro Cap Portfolio

Assets:

Investments at Value (Cost $11,147,817 and $22,264,764, respectively)	$11,424,842	$22,379,679

Due from Investment Adviser	15,446	10,653

Dividends Receivable	1,932	5,563

Receivable for Capital Shares Sold	667	13,482

Reclaim Receivable	153	280

Prepaid Expenses	10,118	8,917

Total Assets	11,453,158	22,418,574

Liabilities:

Audit Fees Payable	12,361	24,640

Transfer Agent Fees Payable	9,909	16,425

Payable to Administrator	4,299	8,440

Payable to Trustees	4,105	8,183

Custody Fees Payable	3,334	3,334

Printing Fees Payable	2,224	4,433

Chief Compliance Officer Fees Payable	1,073	2,138

Payable for Capital Shares Redeemed	—	58,381

Payable for Investment Securities Purchased	—	3,898

Other Accrued Expenses	5,328	10,541

Total Liabilities	42,633	140,413

Commitments and Contingencies †

Net Assets	$11,410,525	$22,278,161

Net Assets Consist of:

Paid-in Capital	$10,555,710	$17,622,188

Total Distributable Earnings	854,815	4,655,973

Net Assets	$11,410,525	$22,278,161

Institutional Class Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,346,109	941,257

Net Asset Value,

Per share — Institutional Class	$8.48	$23.67	*

†	See Note 5 in the Notes to Financial Statements.
*	Redemption price per share may be less if the shares are redeemed less than 90 days from the date of purchase. See Note 2 in the Notes to Financial Statements.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ FUNDS For the year ended October 31, 2023

STATEMENTS OF OPERATIONS

	Small Cap Portfolio	Micro Cap Portfolio

Investment Income

Dividends	$118,087	$228,770

Less: Foreign Taxes Withheld	(1,953)	(2,284)

Total Investment Income	116,134	226,486

Expenses

Investment Advisory Fees	110,874	240,965

Administration Fees	45,622	104,378

Trustees’ Fees	16,074	37,628

Chief Compliance Officer Fees	2,815	4,438

Transfer Agent Fees	64,944	113,676

Legal Fees	25,861	62,341

Registration and Filing Fees	21,459	23,751

Audit Fees	21,422	15,578

Printing Fees	9,469	19,122

Custodian Fees	6,256	7,530

Other Expenses	17,150	37,568

Expenses Before Expense Waiver, Reimbursement and Fees Paid Indirectly	341,946	666,975

Less:

Waiver of Investment Advisory Fees	(110,874)	(240,965)

Reimbursement from Adviser	(88,834)	(19,086)

Fees Paid Indirectly(1)	(4,702)	(20,517)

Net Expenses After Expense Waiver, Reimbursement and Fees Paid Indirectly	137,536	386,407

Net Investment Loss	(21,402)	(159,921)

Net Realized Gain on Investments	696,934	4,792,023

Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,597,325)	(8,216,697)

Total Net Realized and Unrealized

Loss on Investments	(900,391)	(3,424,674)

Net Decrease in Net Assets

Resulting from Operations	$(921,793)	$(3,584,595)

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:

Net Investment Loss	$(21,402)	$(27,644)

Net Realized Gain on Investments	696,934	468,762

Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,597,325)	(3,260,849)

Net Decrease in Net Assets Resulting in Operations	(921,793)	(2,819,731)

Distributions:	(417,501)	(521,648)

Capital Share Transactions:

Issued	306,063	592,354

Reinvestment of Distributions	412,258	517,159

Redeemed	(2,992,901)	(2,705,376)

Net Decrease in Net Assets from Capital Share Transactions	(2,274,580)	(1,595,863)

Total Decrease in Net Assets	(3,613,874)	(4,937,242)

Net Assets:

Beginning of Year	15,024,399	19,961,641

End of Year	$11,410,525	$15,024,399

Shares Issued and Redeemed:

Issued	32,540	59,540

Reinvestment of Distributions	46,011	47,100

Redeemed	(319,884)	(276,493)

Net Decrease in Shares Outstanding from Share Transactions	(241,333)	(169,853)

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:

Net Investment Loss	$(159,921)	$(334,290)

Net Realized Gain on Investments	4,792,023	2,686,482

Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,216,697)	(10,032,877)

Net Decrease in Net Assets Resulting in Operations	(3,584,595)	(7,680,685)

Distributions:	(2,708,038)	(10,288,639)

Capital Share Transactions:

Issued	494,822	6,346,308

Reinvestment of Distributions	2,271,441	9,122,498

Redemption Fees(1)	201	657

Redeemed	(19,270,679)	(7,224,598)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,504,215)	8,244,865

Total Decrease in Net Assets	(22,796,848)	(9,724,459)

Net Assets:

Beginning of Year	45,075,009	54,799,468

End of Year	$22,278,161	$45,075,009

Shares Issued and Redeemed:

Issued	18,300	206,656

Reinvestment of Distributions	87,195	264,497

Redeemed	(688,735)	(222,145)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(583,240)	249,008

(1) See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

	Years Ended October 31,

	2023	2022	2021	2020	2019
Net Asset Value,

Beginning of Year	$9.46	$11.36	$7.74	$8.05	$10.99

Income (Loss) from

Investment Operations:

Net Investment Loss(1)	(0.01)	(0.02)	(0.06)	(0.03)	(0.03)

Net Realized and Unrealized Gain (Loss)	(0.70)	(1.58)	3.68	(0.28)	(0.45)

Total from Investment Operations	(0.71)	(1.60)	3.62	(0.31)	(0.48)

Distributions from:

Net Realized Gain	(0.27)	(0.30)	—	—	(2.45)

Return of Capital	—	—	—	—	(0.01)

Total Distributions	(0.27)	(0.30)	—	—	(2.46)

Net Asset Value,

End of Year	$8.48	$9.46	$11.36	$7.74	$8.05

Total Return†	(7.66)%	(14.47)%	46.77%	(3.85)%	(0.80)%

Ratios and Supplemental Data

Net Assets, End of Year (Thousands)	$11,411	$15,024	$19,962	$14,305	$40,601

Ratio of Net Expenses to Average Net Assets	1.00%(2)	1.00%(2)	1.00%(2)	1.00%(2)	1.00%(2)

Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.47%	2.03%	1.88%	1.83%	1.77%

Ratio of Net Investment Loss to Average Net Assets	(0.15)%	(0.16)%	(0.56)%	(0.40)%	(0.42)%

Portfolio Turnover Rate	33%	39%	52%	65%	84%

†

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.

(1)	Per share calculations were performed using average shares for the year.

(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 3 basis points (bps), 2 bps, 3 bps, 5 bps, and 1 bps, respectively.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

	Years Ended October 31,

	2023	2022	2021	2020	2019
Net Asset Value,

Beginning of Year	$29.57	$42.96	$26.69	$28.01	$35.85

Income (Loss) from

Investment Operations:

Net Investment Loss(1)	(0.14)	(0.23)	(0.35)	(0.19)	(0.20)

Net Realized and Unrealized Gain (Loss)	(3.59)	(5.08)	16.62	(0.82)	(0.93)

Total from Investment Operations	(3.73)	(5.31)	16.27	(1.01)	(1.13)

Redemption Fees	—^	—^	—^	0.01	—^

Distributions from:

Net Realized Gain	(2.17)	(8.08)	—	(0.32)	(6.71)

Total Distributions	(2.17)	(8.08)	—	(0.32)	(6.71)

Net Asset Value,

End of Year	$23.67	$29.57	$42.96	$26.69	$28.01

Total Return†	(13.28)%	(15.03)%	60.96%	(3.65)%	(0.55)%

Ratios and Supplemental Data

Net Assets, End of Year (Thousands)	$22,278	$45,075	$54,799	$37,948	$44,898

Ratio of Net Expenses to Average Net Assets	1.25%(2)	1.25%(2)	1.25%(2)	1.25%(2)	1.25%(2)

Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.08%	1.76%	1.56%	1.65%	1.54%

Ratio of Net Investment Loss to Average Net Assets	(0.50)%	(0.72)%	(0.90)%	(0.76)%	(0.68)%

Portfolio Turnover Rate	32%	43%	40%	69%	67%

^	Value is less than $0.005 per share.

†

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.

(1)	Per share calculations were performed using average shares for the year.

(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 6 basis points (bps), 2 bps, 1 bps, 2 bps, and 2 bps, respectively.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997, as amended on May 15, 2012 and August 18, 2020. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 28 funds. The financial statements herein are those of the Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”) and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2023, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indicator of the risk associated with investing in these securities.

For details of the investments classifications refer to the schedules of investments.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended October 31, 2023, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. Each Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $201 and $657 for the year ended October 31, 2023 and the year ended October 31, 2022, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended October 31, 2023, the Small Cap Portfolio and Micro Cap Portfolio incurred fees of $45,622 and $104,378, respectively, for these services.

The Funds direct, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Funds’ expenses. Under this arrangement, the Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $1,623 and $16,829, respectively, savings that were used to pay administrative expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statements of Operations as Shareholder Servicing fees, if applicable.

SS&C GIDS, Inc. (formerly, DST Systems, Inc.) serves as the transfer agent and dividend-disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the year ended October 31, 2023, the Small Cap Portfolio and the Micro Cap Portfolio earned credits of $3,079 and $3,688, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2024. Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the year ended October 31, 2023. In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment.

RHJ Fund	Contractual Expense Limitation

Small Cap Portfolio	1.00%

Micro Cap Portfolio	1.25%

As of October 31, 2023, the Adviser may seek as reimbursement of previously reduced fees for the Funds as follows:

RHJ Fund	Expiring 2024	Expiring 2025	Expiring 2026	Total

Small Cap Portfolio	$169,354	$170,743	$199,708	$539,805

Micro Cap Portfolio	159,879	234,963	260,051	654,893

During the year ended October 31, 2023, the Funds did not recapture any previously waived fees and/or reimbursed expenses.

6. Investment Transactions:

For the year ended October 31, 2023, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

RHJ Fund	Purchases	Sales

Small Cap Portfolio	$4,455,915	$7,096,967

Micro Cap Portfolio	9,921,350	29,470,361

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

There were no purchases or sales of long-term U.S. Government Securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. The permanent differences primarily consist of net of operating loss offset against short term capital gains.

The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2023 is primarily related to net operating losses.

RHJ Fund	Distributable Earnings	Paid-in Capital

Micro Cap Portfolio	$ 286,219	$ (286,219)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

RHJ Fund	Ordinary Income	Long-Term Capital Gains	Total

Small Cap Portfolio

2023	$—	$417,501	$417,501

2022	—	521,648	521,648

Micro Cap Portfolio

2023	—	2,708,038	2,708,038

2022	1,098,674	9,189,965	10,288,639

As of October 31, 2023, the components of distributable earnings on a tax basis were as follows:

RHJ Fund	Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings

Small Cap Portfolio	$206,745	$434,100	$—	$213,970	$—	$854,815
Micro Cap Portfolio	—	4,937,295	(133,138)	(148,190)	6	4,655,973

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2023 through October 31, 2023, that, in accordance with Federal

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, the difference between Federal tax cost and book cost is due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2023, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Portfolio	$11,210,872	$1,756,147	$(1,542,177)	$213,970
Micro Cap Portfolio	22,527,869	3,902,497	(4,050,687)	(148,190)

8. Concentration of Risks:

Equity Risk (Small Cap Portfolio, Micro Cap Portfolio) — Since the Funds purchase equity securities, the Funds are subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and accordingly the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Small-Capitalization Company Risk (Small Cap Portfolio, Micro Cap Portfolio) — The small-capitalization companies in which the Funds will invest may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Growth Style Risk (Small Cap Portfolio, Micro Cap Portfolio) — The Funds pursue a “growth style” of investing, meaning that the Funds invest in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Funds may underperform other equity funds that rely on different investing styles or pursue different objectives.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

Micro-Capitalization Company Risk (Micro Cap Portfolio) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Market Risk (Small Cap Portfolio, Micro Cap Portfolio) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Funds invest may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

9. Concentration of Shareholders:

At October 31, 2023, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, (shareholder segments comprised of omnibus accounts that were held on behalf of individual shareholders), each owning 10% or greater of the aggregate shares outstanding, was as follows:

RHJ Fund	No. of Shareholders	% Ownership

Small Cap Portfolio	2	55%

Micro Cap Portfolio	2	54%

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of Rice Hall James Small Cap Portfolio and Rice Hall James Micro Cap Portfolio

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rice Hall James Small Cap Portfolio and Rice Hall James Micro Cap Portfolio (the “Funds”), each a series of The Advisor Inner Circle Fund as of October 31, 2023, the related statements of operations, changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the year ended October 31, 2022, and prior, were audited by other auditors whose report dated December 22, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 29, 2023

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (May 1, 2023 through October 31, 2023).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses, after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — and does NOT represent your Fund’s actual return — the account values shown may not apply to your specific investment.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return

Small Cap Portfolio	$1,000.00	$925.80	0.99%	$4.81

Micro Cap Portfolio	$1,000.00	895.60	1.22	5.83

Hypothetical 5% Return

Small Cap Portfolio	$1,000.00	$1,020.21	0.99%	$5.04

Micro Cap Portfolio	1,000.00	1,019.06	1.22	6.21

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee and Officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder are Trustees who may be deemed to be

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INTERESTED TRUSTEES [3],[4]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)

SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

N. Jeffrey Klauder (Born: 1952)	Trustee (since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Trustees oversee 28 funds in The Advisors’ Inner Circle Fund.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

“interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-474-5669. The following chart lists Trustees and Officers as of October 31, 2023.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund, SEI Global Assets Fund and SEI Investments - Guernsey Limited.

Former Directorships: Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018. Trustee of The KP Funds to 2022.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INDEPENDENT TRUSTEES[3]

Kathleen Gaffney (Born: 1961)	Trustee (since 2022)	Retired since 2019. Vice President and Portfolio Manager, Eaton Vance Management from 2012 to 2019.

Joseph T. Grause, Jr. (Born: 1952)	Trustee (since 2011) Lead Independent Trustee (since 2018)

Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Betty L. Krikorian (Born: 1943)	Trustee (since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Bruce Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

Monica Walker (Born: 1958)	Trustee (since 2022)	Retired. Private Investor since 2017. Co-Founder (1991-2017), Chairman and Chief Executive Officer (2009 to 2017) and Chief Investment Officer - Equity (2007 to 2017) of Holland Capital Management, LLC (Chicago).

OFFICERS
Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments, since 2004.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 28 funds in The Advisors’ Inner Circle Fund.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, and Catholic Responsible Investments Funds.

Former Directorships: Director of The Korea Fund, Inc. to 2019. Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, and Catholic Responsible Investments Funds.

Former Directorships: Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018. Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Former Directorships: Trustee of The KP Funds to 2022. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund) to 2022.

Former Directorships: Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds.

None.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years

OFFICERS (continued)
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

Donald Duncan (Born: 1964)	Anti-Money Laundering Compliance Officer and Privacy Coordinator (since 2023)	Chief Compliance Officer and Global Head of Anti-Money Laundering Strategy of SEI Investments Company since January 2023. Head of Global Anti-Money Laundering Program for Hamilton Lane Advisors, LLC from August 2021 until December 2022. Senior VP and Supervising Principal of Hamilton Lane Securities, LLC from June 2016 to August 2021. Senior Director at AXA-Equitable from June 2011 until May 2016. Senior Director at PRUCO Securities, a subsidiary of Prudential Financial, Inc. from October 2005 until December 2009.

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.

Matthew M. Maher (Born: 1975)	Vice President (since 2018) Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

Other Directorships Held in the Past Five Years

None.
None.
None.
None.
None.
None.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years

OFFICERS (continued)

Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

Other Directorships
Held in the Past Five Years

None.

None.

None.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

BOARD CONSIDERATIONS IN RE-APPROVING THE INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 23–24, 2023 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 23, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

•             The Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

•             During the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

•             No material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2023 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2023, the Fund is designating the following items with regard to distributions paid during the year.

	Return of Capital	Ordinary Income Distribution	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	Short-term Capital Gain Dividends (3)

Small Cap Portfolio	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%
Micro Cap Portfolio	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2023. Complete information will be computed and reported with your 2023 Form 1099-DIV.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2023

ADDITIONAL INFORMATION (Unaudited)

Effective March 6, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Rice Hall James Small Cap Portfolio and Rice Hall James Micro Cap Portfolio (The “Funds”), each a series of The Advisors’ Inner Circle Fund. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal years ended October 31, 2022 and October 31, 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended October 31, 2022 and October 31, 2021, and during the subsequent interim period through March 6, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting on May 23, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Funds’ independent registered public accounting firm for the fiscal year ending October 31, 2023.

During the fiscal years ended October 31, 2022 and October 31, 2021, and during the subsequent interim period through May 23, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

This page intentionally left blank.

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RHJ-AR-001-2200

(b)    Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2023				FYE October 31, 2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval		All fees and services to the Trust that were pre- approved		All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$72,710	None	None		$72,710		None	None
(b)	Audit-Related Fees	None	None	None		None		None	None
(c)	Tax Fees	None	None	$115,395	(4)	$10,000	(2)	None	$256,295	(4)
(d)	All Other Fees	None	None	$47,411	(5)	None		None	$86,500	(5)

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

2

		2023			2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved		All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$550,800	None	None	$529,590		None	None
(b)	Audit-Related Fees	None	None	None	$10,000	(6)	None	None
(c)	Tax Fees	None	None	None	$2,000	(3)	None	None
(d)	All Other Fees	None	None	None	None		None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2023			2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$61,000	None	None	$61,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

3

(2)	Final tax compliance services provided to McKee International Equity Portfolio.
(3)	Common Reporting Standard (“CRS”) tax services for the Sands Capital Global Growth Fund.
(4)	Tax compliance services provided to service affiliates of the funds.
(5)	Non-audit assurance engagements for service affiliates of the funds.
(6)	Fees related to consents for Cambiar N-14 filings.

(e)(1)    The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2023	2022
Audit-Related Fees	None	None

4

Tax Fees	None	None
All Other Fees	None	None

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2023	2022
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2023	2022
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)    Not applicable.

(g)    The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended October 31st were $162,806 and $342,795 for 2023 and 2022, respectively.

(g)    The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended October 31st were $0 and $2,000 for 2023 and 2022, respectively.

(g)    The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2023 and 2022, respectively.

(h)    During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

5

(i)    Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)    Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

6

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

7

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 9, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: January 9, 2024

8